[LOGO] STATE STREET RESEARCH
                                                                       [GRAPHIC]
Concentrated Growth Fund
--------------------------------------------------------------------------------

                                Annual Report to Shareholders
                                February 28, 2002


In This Report                      Review of
                                Fund Performance


                                    [GRAPHIC]

                                    plus
                                       A Message from the Chairman
                                       Comments from the Fund's Managers
                                       Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  12 Month Review

   A look at the fund and its market
   environment over the past 12 months

4  Performance in Perspective

   The most recent performance in the
   context of the fund's track record

6  The Fund in Detail

   Portfolio holdings, financials and
   notes

--------------------------------------------------------------------------------

From the Chairman

Opportunity
Knocks

as we close the door on a difficult year. The U.S. stock market has made up the ground it lost as a result of the events of September 11, and the U.S. bond markets have been the wise investor's cushion against volatility. Now that the U.S. economy has shown signs of recovery, all eyes are on American business and its prospects for profitability in the year ahead.

[PHOTO]
Richard S. Davis

While it is not clear where the winners will come from in this new economic cycle, history has taught us to look at the companies and market sectors that are attractively priced and positioned to grow. As always, our fundamental research is focused on finding those opportunities for State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
February 28, 2002

[GRAPHIC]
12 Month Review  Management's Discussion of Fund Performance Part 1

                           How State Street Research
                       Concentrated Growth Fund Performed

State Street Research Concentrated Growth Fund delivered disappointing performance in a period that was difficult for most growth stocks. The fund returned -30.03% for the 12-month period ended February 28, 2002.(1) That was less than the Russell 1000(R) Growth Index, which returned -15.58% over the same period.(2)

Reasons for the Fund's Performance

Although we expected a drop in corporate earnings in 2001, we misjudged the extent of the decline. Our investments in the telecommunications sector were hit particularly hard, and we sold several positions, including American Tower, whose earnings fell short of expectations as wireless infrastructure building slowed, and XO Communications, which failed to raise additional funding as a result of severe overcapacity in the sector. Many of our technology-related investments also lost value in response to earnings disappointments.

The fund's investments in selected financial services stocks were positive contributors to performance. Insurance stocks were strong performers as market indicators began to suggest that a strong up cycle could follow the September 11 tragedy. We expect property/casualty insurer XL Capital to benefit significantly from its ability to raise prices going forward.

Looking Ahead

Although we expect continued market volatility, we have greater confidence in the potential for economic recovery. In this environment, we favor the consumer discretionary, financial services, healthcare and technology sectors, and we continue to own companies that we believe have the potential to double their value in three years, based primarily on earnings growth.

More Management's Discussion of Fund Performance on pages 4 and 5. |_|

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

     -30.03% [DOWN ARROW]

[PHOTO]
[PHOTO]
Bruce Ebel and Kennard "Pete" Woodworth
Co-Portfolio Managers, State Street Research Concentrated Growth Fund

Russell 1000 Growth Index(2)

     -15.58% [DOWN ARROW]


2 State Street Research Concentrated Growth Fund

[GRAPHIC] The Fund at a Glance as of 2/28/02

State Street Research Concentrated Growth Fund focuses on long-term growth of capital.

                          Total Net Assets: $5 million
--------------------------------------------------------------------------------
Hits & Misses

[GRAPHIC]

USA Networks

Entertainment conglomerate USA Networks benefited from positive reaction to a proposed restructuring of the company to shed entertainment assets and focus on its fast-growing Internet travel business.

Amdocs

[GRAPHIC]

Telecommunications software supplier Amdocs experienced an earnings shortfall as telecommunications spending slowed. However, we continue to believe in the company's longer-term prospects.

--------------------------------------------------------------------------------
Top 10 Holdings

      Issuer/Security                                           % of fund assets

 1    USA Networks                                                          9.9%
 2    Cendant                                                               5.8%
 3    International Game Technology                                         5.6%
 4    Lehman Brothers Holdings                                              4.9%
 5    Mercury Interactive                                                   4.7%
 6    Saint Paul Companies                                                  4.5%
 7    Biogen                                                                4.2%
 8    ACE                                                                   4.1%
 9    Anadarko Petroleum                                                    4.1%
10    Forest Laboratories                                                   4.0%
      Total                                                                51.8%

See page 9 for more detail.

--------------------------------------------------------------------------------
Performance: Class A

Fund average annual total return as of 3/31/02(3,4)
(at maximum applicable sales charge)

                Life of Fund
     1 Year       (6/15/00)
----------------------------------
     -20.50%       -32.36%

Russell 1000 Growth Index as of 3/31/02(2)

                Life of Fund
     1 Year       (6/15/00)
----------------------------------
     -2.00%        -25.81%

Fund average annual total return as of 2/28/02(3)
(does not reflect sales charge)

                Life of Fund
     1 Year       (6/15/00)
----------------------------------
     -30.03%       -32.63%

See pages 4 and 5 for data on other share classes.

--------------------------------------------------------------------------------
Top 5 Industries

% of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

February 28, 2001

Drugs & Biotechnology                   17.1%
Computer Software                       11.4%
Communications, Media & Entertainment    9.1%
Oil & Gas Producers                      6.6%
Electronics                              6.3%

February 28, 2002

Drugs & Biotechnology                   24.7%
Communications, Media & Entertainment   16.1%
Insurance                               10.5%
Computer Software                        9.8%
Electronics: Semiconductors/Components   8.6%

--------------------------------------------------------------------------------
Ticker Symbols*

State Street Research Concentrated Growth Fund

Class A: SCAGX Class B(1): SPCGX Class B: STCGX Class C: SSRGX Class S: SCSGX

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Russell 1000 Growth Index contains only those stocks within the complete Russell 1000(R) Index (a large-company index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Because the fund has fewer holdings than more diversified funds, there is increased exposure to volatility and possible losses. Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

(4)   Performance reflects a maximum 5.75% Class A front-end sales charge.

*     Proposed

[GRAPHIC] Performance in Perspective Management's Discussion of Fund Performance
Part 2

                  Performance Figures as of February 28, 2002

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance.Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period--say, five years--in order to end up with the fund's actual cumulative return for those five years.In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Life of Fund

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any). It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see the fund prospectus for details)
o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.30%

                                                                  Life of Fund
                                                   1 Year           (6/15/00)
------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                   -30.03%            -49.10%
------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)              -34.05%            -52.03%
------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)              -34.05%            -34.93%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                               6/15/00          2/28/01            2/28/02
                               -------          -------            -------
Class A                       $ 9,425           $6,856              $4,797
Russell 1000 Growth Index     $10,000           $6,661              $5,623

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Class B(1) Back Load

o     No initial sales charge
o     Deferred sales charge of 5% or less on shares you sell within six years
o     Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                  Life of Fund
                                                   1 Year           (6/15/00)
------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                   -30.45%            -49.63%
------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)              -33.93%            -51.64%
------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)              -33.93%            -34.62%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                               6/15/00          2/28/01            2/28/02
                               -------          -------            -------
Class B(1)                     $10,000          $6,881             $4,836
Russell 1000 Growth Index      $10,000          $6,661             $5,623

--------------------------------------------------------------------------------


4 State Street Research Concentrated Growth Fund

--------------------------------------------------------------------------------
Class B Back Load
(only available through exchanges from another Class B account)

o     No initial sales charge
o     Deferred sales charge of 5% or less on shares you sell within five years
o     Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                  Life of Fund
                                                   1 Year           (6/15/00)
------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                   -30.45%            -49.63%
------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)              -33.93%            -51.64%
------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)              -33.93%            -34.62%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                               6/15/00          2/28/01            2/28/02
                               -------          -------            -------
Class B                        $10,000          $6,881             $4,836
Russell 1000 Growth Index      $10,000          $6,661             $5,623

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Class C Level Load

o     No initial sales charge
o Deferred sales charge of 1%, paid if you sell shares within one year of purchase
o     Lower deferred sales charge than Class B(1) shares
o     Annual distribution/service (12b-1) fee of 1.00%
o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                                                  Life of Fund
                                                   1 Year           (6/15/00)
------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                   -30.35%            -49.63%
------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)              -31.05%            -49.63%
------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)              -31.05%            -33.04%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                               6/15/00          2/28/01            2/28/02
                               -------          -------            -------
Class C                        $10,000          $7,160             $4,987
Russell 1000 Growth Index      $10,000          $6,661             $5,623

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)

o     No sales charges of any kind

o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                                                  Life of Fund
                                                   1 Year           (6/15/00)
------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                   -29.94%            -48.89%
------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)              -29.94%            -48.89%
------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)              -29.94%            -32.47%

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                               6/15/00          2/28/01            2/28/02
                               -------          -------            -------
Class S                        $10,000          $7,296             $5,111
Russell 1000 Growth Index      $10,000          $6,661             $5,623

--------------------------------------------------------------------------------

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The Russell 1000 Growth Index contains only those stocks within the complete Russell 1000 Index (a large-company index) that show above-average growth. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate, and you may have a gain or loss when you sell your shares. Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

Because the fund has fewer holdings than more diversified funds, there is increased exposure to volatility and possible losses.

A Closer Look [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

[GRAPHIC] The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year, and give a summary of operations on a per-share basis. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


6 State Street Research Concentrated Growth Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Concentrated Growth Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc.("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 65% of its total assets in a concentrated portfolio of larger-size companies that appear to offer potential for long-term growth. The fund intends to concentrate its investments in a smaller number of companies than many other funds. The fund invests primarily in common stocks, but may also invest in preferred stocks and convertible securities.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within 60 days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest - The fund accrues interest daily as it earns it.

      o     Cash dividends - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities, plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities (net of securities' lending costs) by including it in interest income. As of February 28, 2002, there were no loaned securities.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The difference is primarily due to differing treatments for wash sale deferrals.The fund distributes its earnings on the following schedule:

      o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any, and may make an additional distribution if tax regulations make it necessary.

      o Net realized capital gains - The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it will not make a distribution.

The fund does not intend to pay federal income tax. It has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund - The fund pays these directly. Examples include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series - These expenses are divided among all funds in the trust and each fund pays a proportional share. Examples include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.


The text and notes are an integral part of the financial statements.

8 State Street Research Concentrated Growth Fund

Portfolio Holdings
--------------------------------------------------------------------------------
February 28, 2002

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

* Denotes a security which has not paid a dividend during the last year.
----------------------------------------------------------------------------

     Issuer                                          Shares          Value
     -----------------------------------------------------------------------
     Common Stocks  98.7% of net assets

     Consumer Discretionary  27.5% of net assets
     -----------------------------------------------------------------------

     Casinos/Gambling, Hotel/Motel 5.6%
(3)  International Game Technology Inc.*               4,400        $297,088
                                                                ------------

     Commercial Services 5.8%
(2)  Cendant Corp.*                                   17,800         309,898
                                                                ------------

     Communications, Media & Entertainment 16.1%
     AOL Time Warner Inc.*                             7,630         189,224
     Gemstar TV Guide International Inc.*              7,520         137,541
(1)  USA Networks Inc.*                               17,920         529,715
                                                                ------------
                                                                     856,480
                                                                ------------
     Total Consumer Discretionary                                  1,463,466
                                                                ------------

     Financial Services  15.4% of net assets
     -----------------------------------------------------------------------

     Insurance 10.5%
(8)  ACE Limited                                       4,940         216,866
(6)  Saint Paul Companies, Inc.                        4,950         242,055
     XL Capital Ltd. Cl. A                             1,030          98,118
                                                                ------------
                                                                     557,039
                                                                ------------

     Securities Brokerage & Services 4.9%
(4)  Lehman Brothers Holdings Inc.                     4,650         262,725
                                                                ------------
     Total Financial Services                                        819,764
                                                                ------------

     Healthcare  24.7% of net assets
     -----------------------------------------------------------------------

     Drugs & Biotechnology 24.7%
     Andrx Corp.*                                      3,220         107,709
(7)  Biogen Inc.*                                      4,180         222,167
     CV Therapeutics Inc.*                             2,530          97,767
(10) Forest Laboratories Inc.*                         2,650         210,728
     Genzyme Corp.*                                    4,620         205,035
     Inhale Therapeutic Systems Inc.*                  7,830         100,929
     Neurocrine Biosciences Inc.*                      2,600          92,274
     Pharmacia Corp.                                   2,790         114,529
     Sepracor Inc.*                                    3,790         163,046
                                                                ------------
     Total Healthcare                                              1,314,184
                                                                ------------

     Other  3.5% of net assets
     -----------------------------------------------------------------------

     Multi-Sector 3.5%
     Tyco International Ltd.                           6,460         187,986
                                                                ------------
     Total Other                                                     187,986
                                                                ------------


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
February 28, 2002

     Issuer                                           Shares           Value
     -----------------------------------------------------------------------

     Other Energy  4.0% of net assets
     -----------------------------------------------------------------------

     Oil & Gas Producers 4.0%
(9)  Anadarko Petroleum Corp.                          4,160        $216,736
                                                                ------------
     Total Other Energy                                              216,736
                                                                ------------

     Producer Durables  3.6% of net assets
     -----------------------------------------------------------------------

     Production Technology Equipment 3.6%
     Novellus Systems Inc.*                            4,470         190,377
                                                                ------------
     Total Producer Durables                                         190,377
                                                                ------------

     Technology  20.0% of net assets
     -----------------------------------------------------------------------

     Computer Software 9.8%
     Amdocs Ltd.*                                      5,584        $157,748
     Check Point Software Technologies Ltd.*           4,120         115,030
(5)  Mercury Interactive Corp.*                        7,380         250,035
                                                                ------------
                                                                     522,813
                                                                ------------

     Electronics 1.6%
     Kopin Corp.*                                     11,720          85,790
                                                                ------------

     Electronics: Semiconductors/Components 8.6%
     Advanced Micro Devices Inc. *                    13,600         183,600
     Altera Corp.*                                     7,350         140,165
     Analog Devices Inc.*                              3,590         133,584
                                                                ------------
                                                                     457,349
                                                                ------------
     Total Technology                                              1,065,952
                                                                ------------

     Total Common Stocks                                           5,258,465(a)
                                                                ------------

--------------------------------------------------------------------------------
(a) The fund paid a total of $5,866,079 for these securities.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

10 State Street Research Concentrated Growth Fund

                                                   Coupon         Maturity          Amount of
Issuer                                              Rate            Date            Principal           Value
---------------------------------------------------------------------------------------------------------------
Commercial Paper  2.3% of net assets
American Express Credit Corp.                       1.68%         3/01/2002          $122,000          $122,000
                                                                                                    -----------
Total Commercial Paper                                                                                  122,000(1)
                                                                                                    -----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $122,000 for these securities.
--------------------------------------------------------------------------------

                                                                      % of
                                                                   Net Assets
---------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets
Total Investments                                                     101.0%                         $5,380,465(2)

Cash and Other Assets, Less Liabilities                                (1.0%)                           (53,918)
                                                                      ------                        -----------
Net Assets                                                            100.0%                         $5,326,547
                                                                      ======                        ===========

--------------------------------------------------------------------------------
(2) The fund paid a total of $5,988,079 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At February 28, 2002, the net unrealized depreciation of investments based on cost for federal income tax purposes of $6,172,836 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost                    $337,356

Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value                  (1,129,727)
                                                                  -------------
                                                                     ($792,371)
                                                                  =============
--------------------------------------------------------------------------------

At February 28, 2002, the fund had a capital loss carryforward of $2,769,420 available, to the extent provided in regulations, to offset future capital gains, if any, of which $137,243 and $2,632,177 expire on February 28, 2009, and 2010, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2000 through February 28, 2001, the fund incurred net capital losses of $898,391 and has deferred and treated such losses as arising in the fiscal year ended February 28, 2002. From November 1, 2001 through February 28, 2002, the fund incurred net capital losses of approximately $828,000 and intends to defer and treat such losses as arising in the fiscal year ended February 28, 2003.


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
February 28, 2002

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value                                           $5,380,465(1)
Cash                                                                64,071
Receivable from distributor                                         43,062
Receivable for fund shares sold                                     21,713
Receivable for securities sold                                       9,009
Other assets                                                        25,228
                                                            --------------
                                                                 5,543,548

Liabilities

Payable for securities purchased                                    51,933
Accrued transfer agent and shareholder services                     24,902
Accrued administration fee                                          15,454
Accrued trustees' fees                                               3,785
Accrued management fee                                               3,455
Accrued distribution and service fees                                2,710
Other accrued expenses                                             114,762
                                                            --------------
                                                                   217,001
                                                            --------------

Net Assets                                                      $5,326,547
                                                            ==============

Net Assets consist of:
  Unrealized depreciation of investments                         ($607,614)
  Accumulated net realized loss                                 (3,782,042)
  Paid-in capital                                                9,716,203
                                                            --------------
                                                                $5,326,547
                                                            ==============

--------------------------------------------------------------------------------
(1) The fund paid a total of $5,988,079 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

 Class          Net Assets      /       Number of Shares       =       NAV

  A             $2,076,861                   432,567                  $4.80*
  B(1)          $1,851,839                   390,013                  $4.75**
  B               $678,183                   142,742                  $4.75**
  C               $364,653                    76,735                  $4.75**
  S               $355,011                    73,702                  $4.82

*     Maximum offering price per share = $5.09 ($4.80 / 0.9425)

** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

12 State Street Research Concentrated Growth Fund

Statement of Operations
--------------------------------------------------------------------------------
For the year ended February 28, 2002

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                    $19,477(1)
Interest                                                             9,826
                                                              ------------
                                                                    29,303
Expenses

Reports to shareholders                                            138,446
Transfer agent and shareholder services                            124,604(2)
Custodian fee                                                       97,290
Registration fees                                                   86,719
Administration fee                                                  81,611(3)
Management fee                                                      51,677(4)
Audit fee                                                           25,240
Trustees' fees                                                       8,747(5)
Legal fees                                                           7,095
Distribution and service fees - Class A                              6,726(6)
Distribution and service fees - Class B(1)                          21,872(6)
Distribution and service fees - Class B                              7,670(6)
Distribution and service fees - Class C                              5,407(6)
Miscellaneous                                                        3,681
                                                              ------------
                                                                   666,785
Expenses borne by the distributor                                 (550,429)(7)
Fees paid indirectly                                                (1,734)(8)
                                                              ------------
                                                                   114,622
                                                              ------------
Net investment loss                                                (85,319)
                                                              ------------

Realized and Unrealized Gain
(Loss) on investments

Net realized loss on investments                                (2,713,215)(9)
Change in unrealized appreciation
  of investments                                                   633,867
                                                              ------------
Net loss on investments                                         (2,079,348)
                                                              ------------
Net decrease in net assets resulting
  from operations                                              ($2,164,667)
                                                              ============

--------------------------------------------------------------------------------
(1)  The fund paid foreign taxes of $32.
--------------------------------------------------------------------------------
(2) Includes a total of $42,055 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------
(3) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(4)  The management fee is 0.85% of average net assets.
--------------------------------------------------------------------------------
(5) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(6) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. The payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(7) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily, based on an agreement with the fund. In the future, the agreement allows the distributor to seek repayment from the fund (as long as these repayments do not cause the fund's expenses to exceed certain limits.) Currently, the agreement limits expenses to 1.20% of average daily net assets, exclusive of Rule 12b-1 fees and certain other expenses. The distributor will not be entitled to such repayments from the fund after the end of the fifth fiscal year of the fund following the year in which the expenses were originally paid.
--------------------------------------------------------------------------------
(8)  Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(9) The fund sold $11,245,114 worth of securities. During this same period, the fund also bought $12,407,788 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                       June 15, 2000
                                       (commencement
                                      of operations) to       Year ended
                                      February 28, 2001    February 28, 2002
                                      --------------------------------------
Increase (Decrease) in Net Assets

Operations:
Net investment loss                         ($50,179)               ($85,319)

Net realized loss on
  investments                             (1,068,827)             (2,713,215)

Change in unrealized
  appreciation (depreciation)
  of investments                          (1,241,481)                633,867
                                      --------------------------------------
Net decrease resulting
  from operations                         (2,360,487)             (2,164,667)
                                      --------------------------------------

Net increase from fund share
  transactions                             9,206,941                 644,760(1)
                                      --------------------------------------

Total increase (decrease)
  in net assets                            6,846,454              (1,519,907)
                                      --------------------------------------

Net Assets

Beginning of year                                 --               6,846,454
                                      --------------------------------------
End of year                               $6,846,454              $5,326,547
                                      ======================================


The text and notes are an integral part of the financial statements.

14 State Street Research Concentrated Growth Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                        June 15, 2000
                                                 (commencement of operations)                 Year ended
                                                     to February 28, 2001                 February 28, 2002
                                               ----------------------------------------------------------------
Class A                                           Shares             Amount            Shares            Amount
===============================================================================================================
 Shares sold                                     406,745         $3,683,958           300,104        $1,509,296*
 Shares redeemed                                 (40,878)          (324,566)         (233,404)       (1,182,299)
                                               ----------------------------------------------------------------
 Net increase                                    365,867         $3,359,392            66,700          $326,997
                                               ================================================================

Class B(1)                                        Shares             Amount            Shares            Amount
===============================================================================================================
 Shares sold                                     377,396         $3,476,021           106,908          $623,090**
 Shares redeemed                                 (10,993)           (96,679)          (83,298)         (440,268)***
                                               ----------------------------------------------------------------
 Net increase                                    366,403         $3,379,342            23,610          $182,822
                                               ================================================================

Class B                                           Shares             Amount            Shares            Amount
===============================================================================================================
 Shares sold                                     132,746         $1,228,419            48,426          $273,904
 Shares redeemed                                 (10,798)           (89,505)          (27,632)         (149,292)***
                                               ----------------------------------------------------------------
 Net increase                                    121,948         $1,138,914            20,794          $124,612
                                               ================================================================

Class C                                           Shares             Amount            Shares            Amount
===============================================================================================================
Shares sold                                       93,034           $801,920           475,689        $3,179,652**
 Shares redeemed                                  (2,084)           (15,551)         (489,904)       (3,279,200)****
                                               ----------------------------------------------------------------
 Net increase (decrease)                          90,950           $786,369           (14,215)         ($99,548)
                                               ================================================================

Class S                                           Shares             Amount            Shares            Amount
===============================================================================================================
 Shares sold                                      65,717           $623,593           152,141          $833,647
 Shares redeemed                                 (10,469)           (80,669)         (133,687)         (723,770)
                                               ----------------------------------------------------------------
 Net increase                                     55,248           $542,924            18,454          $109,877
                                               ================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. At February 28, 2002, the Adviser owned one share of each of Class A, Class B(1), Class B, Class C and Class S shares and MetLife owned 42,418 Class A, Class B(1), Class B, Class C and Class S shares of the fund.

* Sales charges collected by the distributor and MetLife were $1,716 and $8,735, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $14,339 and $36 for Class B(1) and Class C were paid by the distributor, not the fund.

*** Includes $5,924 and $473 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $31,299 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                           Class A
                                                                   ------------------------------------------------------
                                                                          June 15, 2000
                                                                   (commencement of operations)          Year ended
Per-Share Data                                                         February 28, 2001(a)          February 28, 2002(a)
=========================================================================================================================
 Net asset value, beginning of year ($)                                         9.43                          6.86
                                                                              ------                        ------
  Net investment loss ($) *                                                    (0.05)                        (0.06)
  Net realized and unrealized loss on investments ($)                          (2.52)                        (2.00)
                                                                              ------                        ------
 Total from investment operations ($)                                          (2.57)                        (2.06)
                                                                              ------                        ------
 Net asset value, end of year ($)                                               6.86                          4.80
                                                                              ======                        ======
 Total return (%) (b)                                                         (27.25)(c)                    (30.03)

Ratios/supplemental data:
=========================================================================================================================
 Net assets at end of year ($ thousands)                                       2,511                         2,077
 Expense ratio (%) *                                                            1.56(d)                       1.53
 Expense ratio after expense reductions (%) *                                   1.50(d)                       1.50
 Ratio of net investment loss to average net assets (%) *                      (0.90)(d)                     (1.02)
 Portfolio turnover rate (%)                                                   59.11                        195.19
 *Reflects voluntary reduction of expenses of these amounts (%)                 4.89(d)                       9.05

                                                                                          Class B(1)
                                                                   ------------------------------------------------------
                                                                          June 15, 2000
                                                                   (commencement of operations)          Year ended
Per-Share Data                                                         February 28, 2001(a)          February 28, 2002(a)
=========================================================================================================================
 Net asset value, beginning of year ($)                                         9.43                          6.83
                                                                              ------                        ------
  Net investment loss ($) *                                                    (0.09)                        (0.09)
  Net realized and unrealized loss on investments ($)                          (2.51)                        (1.99)
                                                                              ------                        ------
 Total from investment operations ($)                                          (2.60)                        (2.08)
                                                                              ------                        ------
 Net asset value, end of year ($)                                               6.83                          4.75
                                                                              ======                        ======
 Total return (%) (b)                                                         (27.57)(c)                    (30.45)

Ratios/supplemental data:
=========================================================================================================================
 Net assets at end of year ($ thousands)                                       2,502                         1,852
 Expense ratio (%) *                                                            2.26(d)                       2.23
 Expense ratio after expense reductions (%) *                                   2.20(d)                       2.20
 Ratio of net investment loss to average net assets (%) *                      (1.60)(d)                     (1.72)
 Portfolio turnover rate (%)                                                   59.11                        195.19
 *Reflects voluntary reduction of expenses of these amounts (%)                 4.88(d)                       9.09


The text and notes are an integral part of the financial statements.

16 State Street Research Concentrated Growth Fund

                                                                                           Class B
                                                                   ------------------------------------------------------
                                                                          June 15, 2000
                                                                   (commencement of operations)          Year ended
Per-Share Data                                                         February 28, 2001(a)          February 28, 2002(a)
=========================================================================================================================
 Net asset value, beginning of year ($)                                         9.43                          6.83
                                                                              ------                        ------
  Net investment loss ($) *                                                    (0.09)                        (0.09)
  Net realized and unrealized loss on investments ($)                          (2.51)                        (1.99)
                                                                              ------                        ------
 Total from investment operations ($)                                          (2.60)                        (2.08)
                                                                              ------                        ------
 Net asset value, end of year ($)                                               6.83                          4.75
                                                                              ======                        ======
 Total return (%) (b)                                                         (27.57)(c)                    (30.45)

Ratios/supplemental data:
=========================================================================================================================
 Net assets at end of year ($ thousands)                                         833                           678
 Expense ratio (%) *                                                            2.26(d)                       2.23
 Expense ratio after expense reductions (%) *                                   2.20(d)                       2.20
 Ratio of net investment loss to average net assets (%) *                      (1.56)(d)                     (1.72)
 Portfolio turnover rate (%)                                                   59.11                        195.19
 *Reflects voluntary reduction of expenses of these amounts (%)                 5.11(d)                       9.06

                                                                                          Class C
                                                                   ------------------------------------------------------
                                                                          June 15, 2000
                                                                   (commencement of operations)          Year ended
Per-Share Data                                                         February 28, 2001(a)          February 28, 2002(a)
=========================================================================================================================
 Net asset value, beginning of year ($)                                         9.43                          6.82
                                                                              ------                        ------
  Net investment loss ($) *                                                    (0.09)                        (0.10)
  Net realized and unrealized loss on investments ($)                          (2.52)                        (1.97)
                                                                              ------                        ------
 Total from investment operations ($)                                          (2.61)                        (2.07)
                                                                              ------                        ------
 Net asset value, end of year ($)                                               6.82                          4.75
                                                                              ======                        ======
 Total return (%) (b)                                                         (27.68)(c)                    (30.35)

Ratios/supplemental data:
=========================================================================================================================
 Net assets at end of year ($ thousands)                                         620                           365
 Expense ratio (%) *                                                            2.26(d)                       2.23
 Expense ratio after expense reductions (%) *                                   2.20(d)                       2.20
 Ratio of net investment loss to average net assets (%) *                      (1.49)(d)                     (1.70)
 Portfolio turnover rate (%)                                                   59.11                        195.19
 *Reflects voluntary reduction of expenses of these amounts (%)                 5.53(d)                       8.93

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses

(c)   Not annualized.

(d)   Annualized.


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                          Class S
                                                                   ------------------------------------------------------
                                                                          June 15, 2000
                                                                   (commencement of operations)          Year ended
Per-Share Data                                                         February 28, 2001(a)          February 28, 2002(a)
=========================================================================================================================
 Net asset value, beginning of year ($)                                         9.43                          6.88
                                                                              ------                        ------
  Net investment loss ($) *                                                    (0.03)                        (0.04)
  Net realized and unrealized loss on investments ($)                          (2.52)                        (2.02)
                                                                              ------                        ------
 Total from investment operations ($)                                          (2.55)                        (2.06)
                                                                              ------                        ------
 Net asset value, end of year ($)                                               6.88                          4.82
                                                                              ======                        ======
 Total return (%) (b)                                                         (27.04)(c)                    (29.94)

Ratios/supplemental data:
=========================================================================================================================
 Net assets at end of year ($ thousands)                                         380                           355
 Expense ratio (%) *                                                            1.26(d)                       1.23
 Expense ratio after expense reductions (%) *                                   1.20(d)                       1.20
 Ratio of net investment loss to average net assets (%) *                      (0.51)(d)                     (0.73)
 Portfolio turnover rate (%)                                                   59.11                        195.19
 *Reflects voluntary reduction of expenses of these amounts (%)                 5.35(d)                       9.00

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses

(c)   Not annualized.

(d)   Annualized.


The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Financial Trust and the Shareholders of
State Street Research Concentrated Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Concentrated Growth Fund (a series of State Street Research Financial Trust, hereafter referred to as the "Trust") at February 28, 2002, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 8, 2002


18 State Street Research Concentrated Growth Fund

State Street Research Financial Trust

                                                                                     Number of Funds
    Name,     Position(s)  Term of Office                                            in Fund Complex               Other
   Address     Held with   and Length of        Principal Occupations                  Overseen by           Directorships Held
 and Age (a)     Fund     Time Served (b)        During Past 5 Years               Trustee/Officer (c)       by Trustee/Officer
====================================================================================================================================

Independent Trustees

Bruce R. Bond   Trustee     Since 1999   Retired; formerly, Chairman of the Board,        23             Ceridian Corporation
(55)                                     Chief Executive Officer and President,
                                         PictureTel Corporation (video conferencing
                                         systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.       Trustee      Since 1997   Retired; formerly, Senior Vice President         46             Metropolitan Series Fund,
Garban                                   for Finance and Operations and Treasurer,                       Inc.(d)
(64)                                     The Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.        Trustee      Since 1987   Retired; formerly, Executive Vice President,     46             The Clorox Company;
Morton                                   Chief Operating Officer and Director,                           KLA-Tencor Corporation;
(70)                                     Hewlett-Packard Company (computer                               BEA Systems, Inc.; Cepheid;
                                         manufacturer)                                                   Pharsight Corporation; and
                                                                                                         Metropolitan Series Fund,
                                                                                                         Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.        Trustee     Since 1998   Dean, School of Business and Public              23             None
Phillips                                 Management, George Washington
(57)                                     University; formerly, a member of
                                         the Board of Governors of the
                                         Federal Reserve System and Chairman
                                         and Commissioner of the Commodity
                                         Futures Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby            Trustee     Since 1993   President, Founders Investments                  46             A. P. PHARMA, Inc.; and
Rosenblatt                               Ltd. (investments); formerly,                                   Metropolitan Series Fund,
(63)                                     President, The Glen Ellen Company                               Inc.(d)
                                         (private investment firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.      Trustee     Since 1987   Jay W. Forrester Professor of                    46             Metropolitan Series Fund,
Scott Morton                             Management, Sloan School of                                     Inc.(d)
(64)                                     Management, Massachusetts Institute
                                         of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.        Trustee     Since 2002   Attorney; formerly, Partner, Dechert             28             SEI Investments Funds
Storey                                   (law firm)                                                      (consisting of 104
(70)                                                                                                     portfolios); The
                                                                                                         Massachusetts Health &
                                                                                                         Education Tax-Exempt Trust
====================================================================================================================================

Interested Trustee

Richard S.      Trustee     Since 2000   Chairman of the Board, President                 28             None
Davis                                    and Chief Executive Officer of
(56)                                     State Street Research & Management
                                         Company; formerly, Senior Vice
                                         President, Fixed Income
                                         Investments, Metropolitan Life
                                         Insurance Company; and Managing
                                         Director, J.P. Morgan Investment
                                         Management
====================================================================================================================================

Officers

John R.           Vice      Since 2002   Managing Director of State Street                 4             None
Borzilleri, MD  President  (previously   Research & Management Company;
(42)                       served from   formerly, Senior Vice President,
                           1999 to 2001) Vice President and equity analyst,
                                         State Street Research & Management
                                         Company; and equity analyst,
                                         Montgomery Securities
------------------------------------------------------------------------------------------------------------------------------------
Bruce A.         Vice       Since 2000   Senior Vice President of State                    9             None
Ebel           President                 Street Research & Management
(45)                                     Company; formerly, Senior Vice
                                         President and portfolio manager,
                                         Loomis, Sayles & Company L.P.
------------------------------------------------------------------------------------------------------------------------------------
John H. Kallis   Vice       Since 1987   Senior Vice President of State                   14             None
(61)           President                 Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
John S.          Vice       Since 2001   Managing Director, Chief Financial               28             None
Lombardo       President                 Officer and Director of State
(47)                                     Street Research & Management
                                         Company; formerly, Executive Vice
                                         President, State Street Research &
                                         Management Company; and Senior Vice
                                         President, Product and Financial
                                         Management, MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Mark A.          Vice       Since 2001   Managing Director of State Street                17             None
Marinella     President                  Research & Management Company;
(43)                                     formerly, Executive Vice President
                                         and Senior Vice President, State
                                         Street Research & Management
                                         Company; and principal and senior
                                         portfolio manager, STW Fixed Income
                                         Management Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Eleanor H.       Vice       Since 2002   Senior Vice President of State                   11             None
Marsh          President                 Street Research & Management
(42)                                     Company; formerly, Vice President,
                                         State Street Research & Management
                                         Company; and analyst and portfolio
                                         manager, Evergreen Investment
                                         Management Company
------------------------------------------------------------------------------------------------------------------------------------
James M.         Vice       Since 1998   Managing Director and Director of                26             None
Weiss          President                 State Street Research & Management
(55)                                     Company; formerly, Executive Vice
                                         President and Senior Vice
                                         President, State Street Research &
                                         Management Company
------------------------------------------------------------------------------------------------------------------------------------
Kennard          Vice       Since 2000   Senior Vice President of State                   16             None
Woodworth,     President                 Street Research & Management
Jr. (63)                                 Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.     Treasurer    Since 2001   Senior Vice President and Treasurer              28             None
Romich                                   of State Street Research &
(45)                                     Management Company; formerly, Vice
                                         President and Assistant Treasurer,
                                         State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.     Secretary    Since 1995   Managing Director, General Counsel               28             None
McNamara, III                            and Secretary of State Street
(46)                                     Research & Management Company;
                                         formerly, Executive Vice President
                                         and Senior Vice President, State
                                         Street Research & Management
                                         Company
====================================================================================================================================

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 23 separate portfolios.

Cover image: (C) Digital Vision(R) Ltd

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                        PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com

State Street Research
FYI
--------------------------------------------------------------------------------
[COMPUTER]

State Street Research introduces electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com -- "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

---------------------------
           [LOGO]
           DALBAR
        MUTUAL FUND
       SERVICE AWARD
            2001
---------------------------
 for Excellence in Service

(1) Distribution is now limited. Please contact State Street Research for more details.

(2) Effective 5/30/02, Strategic Growth & Income Fund will be renamed Asset Allocation Fund.

(3) An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Concentrated Growth Fund prospectus. When used after June 30, 2002, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

                                   [GRAPHIC]

                                   AGGRESSIVE

                                  EQUITY FUNDS
                                  ------------

                             Global Resources Fund
                              Health Sciences Fund
                              Emerging Growth Fund
                              Mid-Cap Growth Fund
                        Concentrated International Fund
                            Concentrated Growth Fund
                             Large-Cap Growth Fund
                                 Aurora Fund(1)
                               Mid-Cap Value Fund
                              Large-Cap Value Fund
                           International Equity Fund
                             Large-Cap Analyst Fund
                                Investment Trust
                                  Legacy Fund
                        Strategic Growth & Income Fund(2)

                               FIXED INCOME FUNDS
                               ------------------

                                High Income Fund
                             Strategic Income Fund
                                Tax-Exempt Fund
                             Government Income Fund
                              Money Market Fund(3)

                                  CONSERVATIVE

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0403)SSR-LD                                      CG-3445-0402

[LOGO] STATE STREET RESEARCH

Health Sciences Fund
--------------------------------------------------------------------------------

                                   [GRAPHIC]

                                Annual Report to Shareholders
                                February 28, 2002

In This Report     Review of
                   Fund Performance

                                    [GRAPHIC]

                         plus
                            A Message from the Chairman
                            Comments from the Fund's Manager
                            Key Facts and Financial Statements

--------------------------------------------------------------------------------
    Contents

2   12 Month Review

    A look at the fund and its market
    environment over the past 12 months

4   Performance in Perspective

    The most recent performance in the
    context of the fund's track record

6   The Fund in Detail
    Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

Opportunity
Knocks
as we close the door on a difficult year. The U.S. stock market has made up the ground it lost as a result of the events of September 11, and the U.S. bond markets have been the wise investor's cushion against volatility. Now that the U.S. economy has shown signs of recovery, all eyes are on American business and its prospects for profitability in the year ahead.

[PHOTO]
Richard S. Davis

While it is not clear where the winners will come from in this new economic cycle, history has taught us to look at the companies and market sectors that are attractively priced and positioned to grow. As always, our fundamental research is focused on finding those opportunities for State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
February 28, 2002

[GRAPHIC]
12 Month Review Management's Discussion of Fund Performance Part 1

                           How State Street Research
                         Health Sciences Fund Performed

State Street Research Health Sciences Fund returned 2.41% for the 12-month period ended February 28, 2002.(1) That was significantly better than the S&P 500 Index, which returned -9.51% over the same period.(2) The fund also outperformed its peer group, the Lipper Health/Biotechnology Funds Average, which returned -11.52% for the period.(3) Our emphasis on small- and mid-cap pharmaceuticals and biotechnology companies, coupled with good stock selection, accounted for our strong performance.

Reasons for the Fund's Performance

Our investments in small- and mid-cap pharmaceutical, small-cap biotechnology and services companies were the top contributors to performance. Two of the strongest performers were Versicor, a small-cap biotech company with promising anti-infective agents in development; and Mylan Laboratories, a leading generic pharmaceutical company, which benefited from major project launches in 2001.

The fund's investments in large-cap pharmaceuticals and selected small-cap biotech names were a drag on performance. Inhale Therapeutics was hurt by FDA-filing delays for its inhalable insulin program. Applied Biosystems, a supplier of products and services for researching genes and proteins, reported disappointing earnings and we sold our position. However, we continue to hold Inhale Therapeutics because we believe that its long-term prospects remain strong.

Outlook

We are cautious about the magnitude of the economic recovery. We have increased our emphasis on large-cap pharmaceuticals because valuations are near historic lows and we expect earnings to rebound in 2003. We have also added to health services and selected small-cap biotech.

More Management's Discussion of Fund Performance on pages 4 and 5. [ ]

Class A Shares(1)

      2.41% [UP ARROW]

"We have increased our emphasis on large-cap pharmaceuticals."

[PHOTO]
Dr. John Borzilleri
Portfolio Manager,
State Street Research Health Sciences Fund

S&P 500 Index(2)

    -9.51% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Health Sciences Fund

[GRAPHIC] The Fund at a Glance as of 2/28/02

State Street Research Health Sciences Fund focuses on long-term growth of capital.

                         Total Net Assets: $29 million
--------------------------------------------------------------------------------

Hits & Misses

[GRAPHIC]
SangStat Medical

SangStat, which manufactures drugs that help improve the outcome of organ transplants, reaped the benefits of accelerating sales. We modestly decreased our position to take profits.

[GRAPHIC]
Aradigm

Safety concerns and trial delays for Aradigm's leading inhaled insulin program hurt the firm's stock price. We view the setback as temporary and increased our position in the stock.

Top 10 Holdings

         Issuer/Security                % of fund assets

 1       Pharmacia                                  7.5%
 2       Schering-Plough                            5.2%
 3       Pfizer                                     3.8%
 4       American Home Products                     3.7%
 5       Atrix Laboratories                         3.5%
 6       Biogen                                     3.5%
 7       Aspect Medical Systems                     3.2%
 8       Anthem                                     2.6%
 9       Genzyme                                    2.5%
10       Sepracor                                   2.5%

         Total                                     38.0%

See page 9 for more detail.

Performance: Class A

Fund average annual total return as of 3/31/02(4, 5)
(at maximum applicable sales charge)

                          Life of Fund
        1 Year             (12/21/99)
----------------------------------------------------
         6.60%               19.45%


S&P 500 Index as of 3/31/02(2)

                          Life of Fund
        1 Year             (12/21/99)
----------------------------------------------------
         0.24%               -8.66%

Fund average annual total return as of 2/28/02(1, 4)
(does not reflect sales charge)

                          Life of Fund
        1 Year             (12/21/99)
----------------------------------------------------
         2.41%               22.45%

See pages 4 and 5 for data on other share classes.

--------------------------------------------------------------------------------
Top 5 Industries
% of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

February 28, 2001

Drugs & Biotechnology                      67.2%
Hospital Supply                             9.1%
Healthcare Services                         4.2%
Insurance                                   1.9%
Agriculture                                 1.6%

February 28, 2002

Drugs & Biotechnology                      71.6%
Healthcare Services                        10.1%
Hospital Supply                             8.6%
Healthcare Facilities                       4.1%
Industrial Products                         0.9%

--------------------------------------------------------------------------------
Ticker Symbols*
State Street Research Health Sciences Fund
Class A: SHSAX  Class B(1): SHSPX  Class B: SHSBX  Class C: SHSCX Class S: SHSSX
--------------------------------------------------------------------------------

(1)  Does not reflect sales charge.

(2) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Health/Biotechnology Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper Average shows you how well the fund has done compared to competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Because this fund is focused on one market sector, it may involve more risk than broadly diversified funds, since its entire portfolio will be impacted by the performance of the healthcare industry in general. Performance results for the fund are increased by voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

(5)  Performance reflects a maximum 5.75% Class A front-end sales charge.

*    Proposed

[GRAPHIC]
Performance in Perspective Management's Discussion of Fund Performance Part 2

                  Performance Figures as of February 28, 2002

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance.Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period --say, five years--in order to end up with the fund's actual cumulative return for those five years.In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Life of Fund

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any). It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load


o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)
o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.30%

                                                                    Life of Fund
                                                       1 Year        (12/21/99)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                         2.41%          56.04%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)                   -3.48%          47.07%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)                   -3.48%          19.19%
--------------------------------------------------------------------------------

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                    12/20/99       2/29/00          2/28/01          2/28/02
                    --------       -------          -------          -------
Class A              $9,425        $12,564          $14,361          $14,707
S&P 500 Index       $10,000        $9,689           $8,895           $ 7,903

--------------------------------------------------------------------------------
Class B(1) Back Load

o    No initial sales charge
o    Deferred sales charge of 5% or less on shares you sell within six years
o    Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                    Life of Fund
                                                       1 Year        (12/21/99)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                         1.77%          55.08%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)                   -3.23%          52.08%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)                   -3.23%          21.02%
--------------------------------------------------------------------------------

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                    12/20/99       2/29/00          2/28/01          2/28/02
                    --------       -------          -------          -------
Class B(1)          $10,000        $12,830          $14,838          $15,208
S&P 500 Index       $10,000        $9,689           $ 8,895          $ 7,903


4  State Street Research Health Sciences Fund

--------------------------------------------------------------------------------
Class B Back Load (only available through exchanges from another
                   Class B account)

o    No initial sales charge
o    Deferred sales charge of 5% or less on shares you sell within five years
o    Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                    Life of Fund
                                                       1 Year        (12/21/99)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                         1.70%          54.76%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)                   -3.30%          51.76%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)                   -3.30%          20.90%
--------------------------------------------------------------------------------

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                    12/20/99       2/29/00          2/28/01          2/28/02
                    --------       -------          -------          -------
Class B             $10,000        $12,830          $14,817          $15,176
S&P 500 Index       $10,000        $ 9,689          $ 8,895          $ 7,903

--------------------------------------------------------------------------------
Class C Level Load

o    No initial sales charge
o Deferred sales charge of 1%, paid if you sell shares within one year of purchase
o    Lower deferred sales charge than Class B(1) shares
o    Annual distribution/service (12b-1) fee of 1.00%
o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                                                    Life of Fund
                                                       1 Year        (12/21/99)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                          1.77%         54.76%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)                     0.77%         54.76%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)                     0.77%         21.99%
--------------------------------------------------------------------------------

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]


                    12/20/99       2/29/00          2/28/01          2/28/02
                    --------       -------          -------          -------
Class C             $10,000        $13,330          $15,206          $15,476
S&P 500 Index       $10,000        $ 9,689          $ 8,895          $ 7,903

--------------------------------------------------------------------------------

Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see the prospectus for details)
o    No sales charges of any kind
o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes


                                                                    Life of Fund
                                                       1 Year        (12/21/99)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                          2.76%         56.58%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)                     2.76%         56.58%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)                     2.76%         22.64%
--------------------------------------------------------------------------------

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]


                    12/20/99       2/29/00          2/28/01          2/28/02
                    --------       -------          -------          -------
Class S             $10,000        $13,330          $15,237          $15,658
S&P 500 Index       $10,000        $ 9,689          $ 8,895          $ 7,903

A Closer Look [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

For Classes B(1), B, C and S, returns for the period from December 21, 1999, through October 16, 2000 (commencement of share class), reflect performance of Class A shares.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The S&P 500 Index (officially, the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate, and you may have a gain or loss when you sell your shares. Performance results for the fund are increased by voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

Because the fund is focused on one market sector, it may involve more risk than broadly diversified funds, since its entire portfolio will be impacted by the performance of the healthcare industry in general.

[GRAPHIC]
The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year, and give a summary of operations on a per-share basis. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks, and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.


Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


6  State Street Research Health Sciences Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Health Sciences Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 65% of its total assets in securities of companies in health sciences and related industries. These may include common and preferred stocks, convertible securities, warrants and depositary receipts.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

     o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

     o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

     o Securities maturing within 60 days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

     o    Interest - The fund accrues interest daily as it earns it.

     o    Cash dividends - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities, plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities (net of securities' lending costs) by including it in interest income. As of February 28, 2002, there were no loaned securities.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The difference is primarily due to differing treatments for wash sale deferrals.The fund distributes its earnings on the following schedule:

     o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any, and may make an additional distribution if tax regulations make it necessary.

     o Net realized capital gains - The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it will not make a distribution.

The fund does not intend to pay federal income tax. It has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

     o Expenses attributed to the fund - The fund pays these directly. Examples include the management fee, transfer agent fee, custodian fee and distribution and service fees.

     o Expenses attributed to the trust of which the fund is a series - These expenses are divided among all funds in the trust and each fund pays a proportional share. Examples include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.


The text and notes are an integral part of the financial statements.

8  State Street Research Health Sciences Fund

Portfolio Holdings
--------------------------------------------------------------------------------
February 28, 2002

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Key to symbols

*    Denotes a security which has not paid a dividend during the last year.

# Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

     Issuer                                        Shares                 Value
     ---------------------------------------------------------------------------

     Common Stocks  95.3% of net assets

     Healthcare  94.4% of net assets
     ---------------------------------------------------------------------------

     Drugs & Biotechnology 71.6%
(4)  American Home Products Corp.                  17,017           $ 1,081,430
     Amylin Pharmaceuticals Inc.*                  31,635               281,235
     Andrx Corp.*                                  20,280               678,366
(5)  Atrix Laboratories Inc.*                      49,715             1,035,066
     Aventis#                                       8,285               614,333
     Axonyx Inc.                                   61,150               183,450
     Barr Laboratories Inc.*                        8,930               609,473
     Baxter International Inc.                      8,300               460,484
(6)  Biogen Inc.*                                  19,375             1,029,781
     BioMarin Pharmaceutical Inc.*                 33,075               331,412
     Cardinal Health Inc.                           8,625               570,026
     CV Therapeutics Inc.*                         16,005               618,481
     Cytyc Corp.*                                  11,330               265,802
     Forest Laboratories Inc.*                      9,085               722,439
(9)  Genzyme Corp.*                                16,602               736,797
     GlaxoSmithKline PLC#                           2,990               146,361
     ICN Pharmaceuticals Inc.                      21,565               600,585
     Inhale Therapeutic Systems Inc.*              37,170               479,121
     InterMune Inc.*                               17,910               650,312
     Interneuron Pharmaceuticals Inc.*             26,000               211,900
     Johnson & Johnson                              4,450               271,005
     King Pharmaceuticals Inc.*                    22,692               704,814
     Mylan Laboratories Inc.                       16,695               507,194
     Neurocrine Biosciences Inc.*                  14,480               513,895
(3)  Pfizer Inc.                                   27,192             1,113,784
(1)  Pharmacia Corp.                               53,501             2,196,216
     SangStat Medical Corp.*                       31,662               668,068
(2)  Schering-Plough Corp.                         44,786             1,544,669
(10) Sepracor Inc.*                                16,945               728,974
     Sicor Inc.*                                   22,120               353,920
     Teva Pharmaceutical Industries Ltd.#           7,950               453,389
     Trimeris Inc.*                                10,750               410,650
     Versicor Inc.*                                15,846               286,813
                                                                  --------------
                                                                     21,060,245
                                                                  --------------

     Healthcare Facilities 4.1%
     ---------------------------------------------------------------------------
     HCA Inc.                                      12,745               519,104
     Healthsouth Corp.*                            17,200               204,852
     Tenet Healthcare Corp.*                        8,130               469,507
                                                                  --------------
                                                                      1,193,463
                                                                  --------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
February 28, 2002

     Issuer                                        Shares               Value
     ---------------------------------------------------------------------------

     Healthcare Services 10.1%
(8)  Anthem Inc.*                                  13,390         $   777,959
     Caremark Rx Inc.*                             30,535             532,836
     Centene Corp.*                                12,790             239,812
     Community Health Systems Inc.*                 8,410             187,543
     Express Scripts Inc. Cl. A*                   10,392             537,994
     Humana Inc.                                   15,870             207,897
     Wellpoint Health Networks Inc. Cl. A*          4,130             502,291
                                                                --------------
                                                                    2,986,332
                                                                --------------

     Hospital Supply 8.6%
     Aradigm Corp.*                               156,540             627,725
(7)  Aspect Medical Systems Inc.*                  95,831             954,477
     Endocardial Solutions Inc.*                   50,200             336,340
     St. Jude Medical Inc.*                         3,410             267,003
     Staar Surgical Co.*                           72,360             347,328
                                                                --------------
                                                                    2,532,873
                                                                --------------
     Total Healthcare                                              27,772,913
                                                                --------------

     Producer Durables  0.9% of net assets
     -------------------------------------------------------------------------

     Industrial Products 0.9%
     Waters Corp.*                                  8,550         $   267,188
                                                                --------------
     Total Producer Durables                                          267,188
                                                                --------------
     Total Common Stocks                                           28,040,101(a)
                                                                --------------

--------------------------------------------------------------------------------
(a) The fund paid a total of $27,184,646 for these securities.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

10  State Street Research Health Sciences Fund

                                                        Coupon           Maturity           Amount of
Issuer                                                   Rate              Date             Principal           Value
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper  4.5% of net assets

General Electric Capital Corp.                           1.78%          3/04/2002          $700,000           $699,896
Household Finance Corp.                                  1.82%          3/01/2002           638,000            638,000
                                                                                                            -----------
Total Commercial Paper                                                                                       1,337,896(1)
                                                                                                            -----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $1,337,896 for these securities.
--------------------------------------------------------------------------------

                                                                            % of
                                                                          Net Assets
------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets

Total Investments                                                             99.8%                      $29,377,997(2)
Cash and Other Assets, Less Liabilities                                        0.2%                           45,888
                                                                             -----                       ------------
Net Assets                                                                   100.0%                      $29,423,885
                                                                             =====                       ============

--------------------------------------------------------------------------------
(2) The fund paid a total of $28,522,542 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At February 28, 2002, the net unrealized appreciation of investments based on cost for federal income tax purposes of $28,949,227 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                    $2,359,973

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                    (1,931,203)
                                                                  ------------
                                                                     $428,770
                                                                  ============
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
February 28, 2002

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value                                        $ 29,377,997(1)
Cash                                                               64,140
Receivable for securities sold                                     95,201
Receivable for fund shares sold                                    65,870
Receivable from distributor                                        42,265
Dividends and interest receivable                                  10,378
Other assets                                                       41,865
                                                            --------------
                                                               29,697,716

Liabilities

Payable for fund shares redeemed                                   46,203
Payable for securities purchased                                   34,159
Accrued transfer agent and shareholder services                    27,980
Accrued management fee                                             16,576
Accrued administration fee                                         16,065
Accrued distribution and service fees                              15,496
Accrued trustees' fees                                              5,611
Other accrued expenses                                            111,741
                                                            --------------
                                                                  273,831
                                                            --------------

Net Assets                                                   $ 29,423,885
                                                            ==============

Net Assets consist of:
Unrealized appreciation of investments                       $    855,455
Accumulated net realized loss                                    (351,137)
Paid-in capital                                                28,919,567
                                                            --------------
                                                             $ 29,423,885(2)
                                                            ==============

--------------------------------------------------------------------------------
(1) The fund paid a total of $28,522,542 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class         Net Assets    /    Number of Shares     =    NAV

 A           $13,069,321             905,415             $14.43*
 B(1)        $11,398,717             795,136             $14.34**
 B           $ 2,532,899             177,006             $14.31**
 C           $ 1,313,927              91,819             $14.31**
 S           $ 1,109,021              76,590             $14.48

*    Maximum offering price per share = $15.31 ($14.43 / 0.9425)

** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


The text and notes are an integral part of the financial statements.

12  State Street Research Health Sciences Fund

Statement of Operations
--------------------------------------------------------------------------------
For the year ended February 28, 2002

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                             $  99,579(1)
Interest                                                       57,381
                                                            ---------
                                                              156,960

Expenses

Management fee                                                175,996(2)
Reports to shareholders                                       162,336
Administration fee                                             97,042(3)
Custodian fee                                                  96,470
Registration fees                                              76,257
Transfer agent and shareholder services                        70,442(4)
Distribution and service fees - Class A                        31,007(5)
Distribution and service fees - Class B(1)                     88,357(5)
Distribution and service fees - Class B                        23,783(5)
Distribution and service fees - Class C                         9,141(5)
Audit fee                                                      28,019
Trustees' fees                                                  9,100(6)
Legal fees                                                      5,040
Miscellaneous                                                   3,022
                                                            ---------
                                                              876,012
Expenses borne by the distributor                            (422,752)(7)
Fees paid indirectly                                           (7,695)(8)
                                                            ---------
                                                              445,565
                                                            ---------
Net investment loss                                          (288,605)
                                                            ---------

Realized and Unrealized Gain (Loss)
on Investments

Net realized loss on investments                             (208,244)(9)
Change in unrealized appreciation
  of investments                                              986,106
                                                            ---------
Net gain on investments                                       777,862
                                                            ---------
Net increase in net assets resulting
  from operations                                           $ 489,257
                                                            =========

--------------------------------------------------------------------------------
(1)  The fund paid foreign taxes of $1,657.
--------------------------------------------------------------------------------
(2)  The management fee is 0.75% of average net assets.
--------------------------------------------------------------------------------
(3) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(4) Includes a total of $49,742 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. The payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(7) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily. In the future, the agreement allows the distributor to seek repayment from the fund (as long as these repayments do not cause the fund's expenses to exceed certain limits.) Currently, the agreement limits expenses to 1.25% of average daily net assets, exclusive of Rule 12b-1 fees and certain other expenses. The distributor will not be entitled to such repayments from the fund after the end of the fifth fiscal year of the fund following the year in which the expenses were originally paid.
--------------------------------------------------------------------------------
(8)  Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(9) The fund sold $16,650,669 worth of securities. During this same period, the fund also bought $30,557,759 worth of securities. These figures don't include short-term obligations or U.S. government securities. The text and notes are an integral part of the financial statements.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                 Years ended February 28
                                           ---------------------------------
                                                 2001               2002

Increase in Net Assets

Operations:
Net investment loss                            ($22,762)         ($288,605)
Net realized gain (loss)
  on investments                                297,865           (208,244)
Change in unrealized appreciation
  (depreciation) of investments                (464,709)           986,106
                                           ---------------------------------
Net increase (decrease) resulting
  from operations                              (189,606)           489,257
                                           ---------------------------------

Distributions from capital gains:
  Class A                                      (185,748)           (27,298)
  Class B(1)                                    (96,891)           (22,080)
  Class B                                       (33,617)            (7,365)
  Class C                                       (20,771)            (2,312)
  Class S                                       (45,829)            (3,096)
                                           ---------------------------------
                                               (382,856)           (62,151)(1)
                                           ---------------------------------
Net increase from fund
  share transactions                         13,981,931         13,933,254(2)
                                           ---------------------------------
Total increase in net assets                 13,409,469         14,360,360

Net Assets

Beginning of year                             1,654,056         15,063,525
                                           ---------------------------------
End of year                                $ 15,063,525       $ 29,423,885
                                           =================================

--------------------------------------------------------------------------------
(1) The fund has designated $20,001 as ordinary income dividends and $42,150 as long-term capital gain distributions.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

14  State Street Research Health Sciences Fund

--------------------------------------------------------------------------------
(2) These transactions break down by share class as follows:

                                                                  Years ended February 28
                                            -----------------------------------------------------------------
                                                         2001                                2002
                                            -----------------------------------------------------------------
Class A                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                  420,984         $ 6,131,551         617,166        $ 8,786,509*
Issued upon reinvestment of
  distributions from capital gains            13,439             182,561           1,997             26,879
Shares redeemed                              (73,080)         (1,028,398)       (199,164)        (2,846,337)
                                            -----------------------------------------------------------------
Net increase                                 361,343         $ 5,285,714         419,999        $ 5,967,051
                                            =================================================================

Class B(1)                                      Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                  326,314         $ 4,879,885         536,852        $ 7,596,874**
Issued upon reinvestment of
  distributions from capital gains             6,659              96,891           1,592             21,406
Shares redeemed                               (4,528)            (64,932)        (71,753)        (1,016,815)***
                                            -----------------------------------------------------------------
Net increase                                 328,445         $ 4,911,844         466,691        $ 6,601,465
                                            =================================================================

Class B                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                  148,241         $ 2,192,828          74,653        $ 1,059,514
Issued upon reinvestment of
  distributions from capital gains             2,281              33,186             540              7,258
Shares redeemed                              (11,389)           (167,318)        (37,320)          (526,094)***
                                            -----------------------------------------------------------------
Net increase                                 139,133         $ 2,058,696          37,873        $   540,678
                                            =================================================================

Class C                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                   44,879         $   677,921          49,220        $   724,677**
Issued upon reinvestment of
  distributions from capital gains             1,428              20,771             172              2,312
Shares redeemed                                 (595)             (8,380)         (3,285)           (47,632)****
                                            -----------------------------------------------------------------
Net increase                                  45,712         $   690,312          46,107        $   679,357
                                            =================================================================

Class S                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                   74,075         $ 1,141,923          15,750        $   228,809
Issued upon reinvestment of
  distributions from capital gains             3,141              45,761             230              3,096
Shares redeemed                              (10,311)           (152,319)         (6,295)           (87,202)
                                            -----------------------------------------------------------------
Net increase                                  66,905         $ 1,035,365           9,685        $   144,703
                                            =================================================================

     The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. At February 28, 2002, the Adviser owned one Class S share and MetLife owned 108,120 Class A shares, 27,119 shares of each Class B(1), Class B, and Class C and 27,117 Class S shares of the fund.

* Sales charges collected by the distributor and MetLife were $14,638 and $70,563, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $171,672 and $163 for Class B(1) and Class C were paid by the distributor, not the fund.

*** Includes $22,231 and $1,028 in deferred sales charges collected by the distributor for Class B(1) and Class B.

**** Includes $330 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                                      Class A
                                                                            ========================================================
                                                                                December 21, 1999            Years ended February 28
                                                                            (commencement of operations)     -----------------------
Per-Share Data                                                                 to February 29, 2000 (a)        2001 (a)    2002 (a)
====================================================================================================================================
Net asset value, beginning of year ($)                                                 10.00                    13.33       14.14
                                                                                       -----                    -----       -----
  Net investment loss ($)*                                                             (0.00)                   (0.06)      (0.13)
  Net realized and unrealized gain on investments ($)                                   3.33                     1.88        0.47
                                                                                       -----                    -----       -----
Total from investment operations ($)                                                    3.33                     1.82        0.34
                                                                                       -----                    -----       -----
  Distributions from capital gains ($)                                                    --                    (1.01)      (0.05)
                                                                                       -----                    -----       -----
Total distributions ($)                                                                   --                    (1.01)      (0.05)
                                                                                       -----                    -----       -----
Net asset value, end of year ($)                                                       13.33                    14.14       14.43
                                                                                       =====                    =====       =====
Total return (%) (b)                                                                   33.30(c)                 14.31        2.41

Ratios/supplemental data:
====================================================================================================================================
 Net assets at end of year ($ thousands)                                               1,654                    6,863      13,069
 Expense ratio (%)*                                                                     1.50(d)                  1.57        1.58
 Expense ratio after expense reductions (%)*                                            1.50(d)                  1.54        1.55
 Ratio of net investment loss to average net assets (%)*                               (0.13)(d)                (0.48)      (0.88)
 Portfolio turnover rate (%)                                                           44.48                   139.09       75.31

 *Reflects voluntary reduction of expenses of these amounts (%)                         8.56(d)                  6.87        1.83


                                                                                                                   Class B(1)
                                                                                                            ========================
                                                                                                            Years ended February 28
                                                                                                            ------------------------
Per-Share Data                                                                                              2001 (a) (e)    2002 (a)
====================================================================================================================================
Net asset value, beginning of year ($)                                                                         15.50        14.14
                                                                                                               -----        -----
  Net investment loss ($)*                                                                                     (0.04)       (0.23)
  Net realized and unrealized gain (loss) on investments ($)                                                   (0.63)        0.48
                                                                                                               -----        -----
Total from investment operations ($)                                                                           (0.67)        0.25
                                                                                                               -----        -----
  Distributions from capital gains ($)                                                                         (0.69)       (0.05)
                                                                                                               -----        -----
Total distributions ($)                                                                                        (0.69)       (0.05)
                                                                                                               -----        -----
Net asset value, end of year ($)                                                                               14.14        14.34
                                                                                                               =====        =====
Total return (%) (b)                                                                                           (4.47)(c)     1.77

Ratios/supplemental data:
====================================================================================================================================
 Net assets at end of year ($ thousands)                                                                       4,645       11,399
 Expense ratio (%)*                                                                                             2.28(d)      2.28
 Expense ratio after expense reductions (%)*                                                                    2.25(d)      2.25
 Ratio of net investment loss to average net assets (%)*                                                       (0.81)(d)    (1.59)
 Portfolio turnover rate (%)                                                                                  139.09        75.31
 *Reflects voluntary reduction of expenses of these amounts (%)                                                 6.26(d)      1.71


The text and notes are an integral part of the financial statements.

16  State Street Research Health Sciences Fund

                                                                                                                    Class B
                                                                                                            ========================
                                                                                                            Years ended February 28
                                                                                                            ------------------------
Per-Share Data                                                                                              2001 (a) (e)    2002 (a)
====================================================================================================================================
Net asset value, beginning of year ($)                                                                         15.50         14.12
                                                                                                               -----         -----
  Net investment loss ($)*                                                                                     (0.04)        (0.22)
  Net realized and unrealized gain (loss) on investments ($)                                                   (0.65)         0.46
                                                                                                               -----         -----
Total from investment operations ($)                                                                           (0.69)         0.24
                                                                                                               -----         -----
  Distributions from capital gains ($)                                                                         (0.69)        (0.05)
                                                                                                               -----         -----
Total distributions ($)                                                                                        (0.69)        (0.05)
                                                                                                               -----         -----
Net asset value, end of year ($)                                                                               14.12         14.31
                                                                                                               =====         =====
Total return (%) (b)                                                                                           (4.61)(c)      1.70

Ratios/supplemental data:
====================================================================================================================================
 Net assets at end of year ($ thousands)                                                                       1,964         2,533
 Expense ratio (%)*                                                                                             2.28(d)       2.28
 Expense ratio after expense reductions (%)*                                                                    2.25(d)       2.25
 Ratio of net investment loss to average net assets (%)*                                                       (0.83)(d)     (1.57)
 Portfolio turnover rate (%)                                                                                  139.09         75.31
 *Reflects voluntary reduction of expenses of these amounts (%)                                                 6.36(d)       1.97

                                                                                                                       Class C
                                                                                                            ========================
                                                                                                            Years ended February 28
                                                                                                            ------------------------
Per-Share Data                                                                                              2001 (a) (e)    2002 (a)
====================================================================================================================================
Net asset value, beginning of year ($)                                                                         15.50         14.11
                                                                                                               -----         -----
  Net investment loss ($)*                                                                                     (0.04)        (0.23)
  Net realized and unrealized gain (loss) on investments ($)                                                   (0.66)         0.48
                                                                                                               -----         -----
Total from investment operations ($)                                                                           (0.70)         0.25
                                                                                                               -----         -----
  Distributions from capital gains ($)                                                                         (0.69)        (0.05)
                                                                                                               -----         -----
Total distributions ($)                                                                                        (0.69)        (0.05)
                                                                                                               -----         -----
Net asset value, end of year ($)                                                                               14.11         14.31
                                                                                                               =====         =====
Total return (%) (b)                                                                                           (4.67)(c)      1.77

Ratios/supplemental data:
====================================================================================================================================
 Net assets at end of year ($ thousands)                                                                         645         1,314
 Expense ratio (%)*                                                                                             2.28(d)       2.28
 Expense ratio after expense reductions (%)*                                                                    2.25(d)       2.25
 Ratio of net investment loss to average net assets (%)*                                                       (0.83)(d)     (1.58)
 Portfolio turnover rate (%)                                                                                  139.09         75.31
 *Reflects voluntary reduction of expenses of these amounts (%)                                                 5.87(d)       1.71

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c)  Not annualized.
(d)  Annualized.
(e)  October 16, 2000 (commencement of share class) to February 28, 2001.


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                                                    Class B
                                                                                                            ========================
                                                                                                            Years ended February 28
                                                                                                            ------------------------
Per-Share Data                                                                                              2001 (a) (e)    2002 (a)
====================================================================================================================================
Net asset value, beginning of year ($)                                                                         15.50         14.14
                                                                                                               -----         -----
  Net investment income (loss) ($)*                                                                             0.01         (0.08)
  Net realized and unrealized gain (loss) on investments ($)                                                   (0.68)         0.47
                                                                                                               -----         -----
Total from investment operations ($)                                                                           (0.67)         0.39
                                                                                                               -----         -----
  Distributions from capital gains ($)                                                                         (0.69)        (0.05)
                                                                                                               -----         -----
Total distributions ($)                                                                                        (0.69)        (0.05)
                                                                                                               -----         -----
Net asset value, end of year ($)                                                                               14.14         14.48
                                                                                                               =====         =====
Total return (%) (b)                                                                                           (4.48)(c)      2.76

Ratios/supplemental data:
====================================================================================================================================
 Net assets at end of year ($ thousands)                                                                         946         1,109
 Expense ratio (%)*                                                                                             1.28(d)       1.28
 Expense ratio after expense reductions (%)*                                                                    1.25(d)       1.25
 Ratio of net investment income (loss) to average net assets (%)*                                               0.18(d)      (0.56)
 Portfolio turnover rate (%)                                                                                  139.09         75.31
 *Reflects voluntary reduction of expenses of these amounts (%)                                                 5.58(d)       1.97

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c)  Not annualized.
(d)  Annualized.
(e)  October 16, 2000 (commencement of share class) to February 28, 2001.

The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Financial Trust and the Shareholders of
State Street Research Health Sciences Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of State Street Research Health Sciences Fund (a series of State Street Research Financial Trust, hereafter referred to as the "Trust") at February 28, 2002, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 8, 2002


18  State Street Research Health Sciences Fund

                                                                                     Number of Funds
    Name,     Position(s)  Term of Office                                            in Fund Complex               Other
   Address     Held with   and Length of        Principal Occupations                  Overseen by           Directorships Held
 and Age (a)     Fund     Time Served (b)        During Past 5 Years               Trustee/Officer (c)       by Trustee/Officer
====================================================================================================================================

Independent Trustees

Bruce R. Bond   Trustee     Since 1999   Retired; formerly, Chairman of the Board,        23             Ceridian Corporation
(55)                                     Chief Executive Officer and President,
                                         PictureTel Corporation (video conferencing
                                         systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.        Trustee     Since 1997   Retired; formerly, Senior Vice President         46             Metropolitan Series Fund,
Garban                                   for Finance and Operations and Treasurer,                       Inc.(d)
(64)                                     The Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.         Trustee     Since 1987   Retired; formerly, Executive Vice President,     46             The Clorox Company;
Morton                                   Chief Operating Officer and Director,                           KLA-Tencor Corporation;
(70)                                     Hewlett-Packard Company (computer                               BEA Systems, Inc.; Cepheid;
                                         manufacturer)                                                   Pharsight Corporation; and
                                                                                                         Metropolitan Series Fund,
                                                                                                         Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.        Trustee     Since 1998   Dean, School of Business and Public              23             None
Phillips                                 Management, George Washington
(57)                                     University; formerly, a member of
                                         the Board of Governors of the
                                         Federal Reserve System and Chairman
                                         and Commissioner of the Commodity
                                         Futures Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby            Trustee     Since 1993   President, Founders Investments                  46             A. P. PHARMA, Inc.; and
Rosenblatt                               Ltd. (investments); formerly,                                   Metropolitan Series Fund,
(63)                                     President, The Glen Ellen Company                               Inc.(d)
                                         (private investment firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.      Trustee     Since 1987   Jay W. Forrester Professor of                    46             Metropolitan Series Fund,
Scott Morton                             Management, Sloan School of                                     Inc.(d)
(64)                                     Management, Massachusetts Institute
                                         of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.        Trustee     Since 2002   Attorney; formerly, Partner, Dechert             28             SEI Investments Funds
Storey                                   (law firm)                                                      (consisting of 104
(70)                                                                                                     portfolios); The
                                                                                                         Massachusetts Health &
                                                                                                         Education Tax-Exempt Trust
====================================================================================================================================

Interested Trustee

Richard S.      Trustee     Since 2000   Chairman of the Board, President                 28             None
Davis                                    and Chief Executive Officer of
(56)                                     State Street Research & Management
                                         Company; formerly, Senior Vice
                                         President, Fixed Income
                                         Investments, Metropolitan Life
                                         Insurance Company; and Managing
                                         Director, J.P. Morgan Investment
                                         Management
====================================================================================================================================

Officers

John R.           Vice      Since 2002   Managing Director of State Street                 4             None
Borzilleri, MD  President  (previously   Research & Management Company;
(42)                       served from   formerly, Senior Vice President,
                           1999 to 2001) Vice President and equity analyst,
                                         State Street Research & Management
                                         Company; and equity analyst,
                                         Montgomery Securities
------------------------------------------------------------------------------------------------------------------------------------
Bruce A.         Vice       Since 2000   Senior Vice President of State                    9             None
Ebel           President                 Street Research & Management
(45)                                     Company; formerly, Senior Vice
                                         President and portfolio manager,
                                         Loomis, Sayles & Company L.P.
------------------------------------------------------------------------------------------------------------------------------------
John H. Kallis   Vice       Since 1987   Senior Vice President of State                   14             None
(61)           President                 Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
John S.          Vice       Since 2001   Managing Director, Chief Financial               28             None
Lombardo       President                 Officer and Director of State
(47)                                     Street Research & Management
                                         Company; formerly, Executive Vice
                                         President, State Street Research &
                                         Management Company; and Senior Vice
                                         President, Product and Financial
                                         Management, MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Mark A.          Vice       Since 2001   Managing Director of State Street                17             None
Marinella     President                  Research & Management Company;
(43)                                     formerly, Executive Vice President
                                         and Senior Vice President, State
                                         Street Research & Management
                                         Company; and principal and senior
                                         portfolio manager, STW Fixed Income
                                         Management Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Eleanor H.       Vice       Since 2002   Senior Vice President of State                   11             None
Marsh          President                 Street Research & Management
(42)                                     Company; formerly, Vice President,
                                         State Street Research & Management
                                         Company; and analyst and portfolio
                                         manager, Evergreen Investment
                                         Management Company
------------------------------------------------------------------------------------------------------------------------------------
James M.         Vice       Since 1998   Managing Director and Director of                26             None
Weiss          President                 State Street Research & Management
(55)                                     Company; formerly, Executive Vice
                                         President and Senior Vice
                                         President, State Street Research &
                                         Management Company
------------------------------------------------------------------------------------------------------------------------------------
Kennard          Vice       Since 2000   Senior Vice President of State                   16             None
Woodworth,     President                 Street Research & Management
Jr. (63)                                 Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.     Treasurer    Since 2001   Senior Vice President and Treasurer              28             None
Romich                                   of State Street Research &
(45)                                     Management Company; formerly, Vice
                                         President and Assistant Treasurer,
                                         State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.     Secretary    Since 1995   Managing Director, General Counsel               28             None
McNamara, III                            and Secretary of State Street
(46)                                     Research & Management Company;
                                         formerly, Executive Vice President
                                         and Senior Vice President, State
                                         Street Research & Management
                                         Company
====================================================================================================================================

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 23 separate portfolios.

Cover image: (C) Digital Image(C) 2002 Getty Images/PhotoDisc

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                        PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com

State Street Research
FYI
--------------------------------------------------------------------------------
[COMPUTER]

State Street Research introduces electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com -- "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

---------------------------
           [LOGO]
           DALBAR
        MUTUAL FUND
       SERVICE AWARD
            2001
---------------------------
 for Excellence in Service

(1) Distribution is now limited. Please contact State Street Research for more details.

(2) Effective 5/30/02, Strategic Growth & Income Fund will be renamed Asset Allocation Fund.

(3) An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Health Sciences Fund prospectus. When used after June 30, 2002, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

                                   [GRAPHIC]

                                   AGGRESSIVE

                                  EQUITY FUNDS
                                  ------------

                             Global Resources Fund
                              Health Sciences Fund
                              Emerging Growth Fund
                              Mid-Cap Growth Fund
                        Concentrated International Fund
                            Concentrated Growth Fund
                             Large-Cap Growth Fund
                                 Aurora Fund(1)
                               Mid-Cap Value Fund
                              Large-Cap Value Fund
                           International Equity Fund
                             Large-Cap Analyst Fund
                                Investment Trust
                                  Legacy Fund
                        Strategic Growth & Income Fund(2)

                               FIXED INCOME FUNDS
                               ------------------

                                High Income Fund
                             Strategic Income Fund
                                Tax-Exempt Fund
                             Government Income Fund
                              Money Market Fund(3)

                                  CONSERVATIVE

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0403)SSR-LD                                      HS-1588-0402